Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Summary of lease liabilities

	December 31,
	2023	2022
	$	$
Balance – Beginning of year	179	161
Additions	134	38
Interest paid as charged to net loss as other finance costs	(13)	(4)
Payment against lease liabilities	(151)	(134)
Modification of lease liability	108	114
Impact of foreign exchange rate changes	22	4
Balances – End of the year	279	179
Current lease liabilities	160	114
Non-current lease liabilities	119	65

Summary of future lease payments	Future lease payments as of December 31, 2023, are as follows:
Amount
$
Less than 1 year	160
1 – 3 years	102
4 – 5 years	17
279